PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Weighted Average Asset Allocation for the Funded Defined Benefit Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Return on plan assets excluding interest income or expense, net defined benefit liability (asset)	$ 404	$ (576)
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	27.00%	36.00%
Fixed Income Securities (including cash) (in percent)	33.00%	43.00%
Real Estate (in percent)	9.00%	10.00%
Other (in percent)	31.00%	11.00%
Total (in percent)	100.00%	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	2.00%	6.00%
Fixed Income Securities (including cash) (in percent)	67.00%	77.00%
Real Estate (in percent)	1.00%	1.00%
Other (in percent)	30.00%	16.00%
Total (in percent)	100.00%	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	8.00%	1.00%
Fixed Income Securities (including cash) (in percent)	58.00%	69.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	34.00%	30.00%
Total (in percent)	100.00%	100.00%
- Asset classes that have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	20.00%	27.00%
Fixed Income Securities (including cash) (in percent)	24.00%	42.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	0.00%	0.00%
- Asset classes that have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	0.00%	4.00%
Fixed Income Securities (including cash) (in percent)	67.00%	77.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	30.00%	16.00%
- Asset classes that have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	8.00%	1.00%
Fixed Income Securities (including cash) (in percent)	58.00%	55.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	7.00%	7.00%
- Asset classes that do not have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	7.00%	9.00%
Fixed Income Securities (including cash) (in percent)	9.00%	1.00%
Real Estate (in percent)	9.00%	10.00%
Other (in percent)	31.00%	11.00%
- Asset classes that do not have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	2.00%	2.00%
Fixed Income Securities (including cash) (in percent)	0.00%	0.00%
Real Estate (in percent)	1.00%	1.00%
Other (in percent)	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	0.00%	0.00%
Fixed Income Securities (including cash) (in percent)	0.00%	14.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	27.00%	23.00%